Operations and Reorganization (Details)	12 Months Ended
Dec. 31, 2019
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
51Talk English Philippines Corporation
Operations and Reorganization
VIE interest (as a percent)	100.00%
Shanghai Zhishi Education Training Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
Wuhan Houdezaiwu Online Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
VIE interest (as a percent)	100.00%
Shenzhen Dasheng Zhiyun Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
China Online Education (HK) Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
51Talk English International Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
China Online Innovations Inc.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.99986%
On Demand English Innovations Inc.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.996%
Beijing Dasheng Online Technology Co., Ltd.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Group
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Group (HK) Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Beijing Helloworld Online Technology Co., Ltd.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
TESOL Academy Online Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%